SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Schedule of software development costs

	December 31,	December 31,
	2022	2021
Software development costs	$341,784	$60,000
Less: Accumulated amortization	(76,576)	(60,000)
Software Development Costs, net	$265,208	$—